Schedule of Investments - Virtus Newfleet Dynamic Credit ETF

April 30, 2019 (unaudited)

Security Description	Principal	Value
TERM LOANS – 17.8%
Energy – 1.1%
California Resources Corp., 7.23%, (1-Month USD LIBOR + 4.75%), 12/31/22 (1)	$190,000	$184,822
CITGO Petroleum Corp., 7.60%, (3-Month USD LIBOR + 5.00%), 03/28/24 (1)	180,000	180,075
Fieldwood Energy LLC, 7.73%, (1-Month USD LIBOR + 5.25%), 04/11/22 (1)	160,000	154,834
Total Energy		519,731
Financials – 1.0%
Ditech Holding Corp., 12.50%, (3-Month USD LIBOR + 5.00%), 06/30/22 (1)	412,225	265,113
Ellie Mae, Inc., 04/02/26 (2)	210,000	211,542
Total Financials		476,655
Food/Tobacco – 0.9%
JBS USA LUX SA, 4.98%, (1-Month USD LIBOR + 2.50%), 10/30/22 (Luxembourg) (1)	217,486	217,883
JBS USA LUX SA, 12/31/49 (Luxembourg) (2)	115,000	115,372
Sigma US Corp., 5.60%, (3-Month USD LIBOR + 3.00%), 07/02/25 (Netherlands)(1)	114,138	113,157
Total Food/Tobacco		446,412
Forest Prod/Containers – 1.1%
Berlin Packaging LLC, 5.50%, (1-Month USD LIBOR + 3.00%), 11/07/25 (Mexico) (1)	148,050	146,508
Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp.), 6.73%, (1-Month USD LIBOR + 4.25%), 06/30/22 (1)	412,859	367,444
Total Forest Prod/Containers		513,952
Gaming/Leisure – 1.9%
Everi Payments, Inc., 5.48%, (1-Month USD LIBOR + 3.00%), 05/09/24 (1)	245,458	246,300
Golden Nugget, Inc. (aka LandryÕs, Inc.), 5.23%, (3-Month USD LIBOR + 1.75%), 10/04/23 (1)	177,650	178,113
GVC Holdings PLC, 4.98%, (1-Month USD LIBOR + 2.50%), 03/29/24 (1)	222,750	222,945
UFC Holdings, LLC, 5.75%, (1-Month USD LIBOR + 3.25%, 08/18/23 (1)	234,629	235,782
Total Gaming/Leisure		883,140
Health Care – 1.7%
Greatbatch Ltd., 5.48%, (1-Month USD LIBOR + 3.00%), 10/27/22 (1)	178,856	179,792
NVA Holdings, Inc., 5.23%, (1-Month USD LIBOR + 2.75%), 02/02/25 (1)	221,859	218,717
Sterigenics-Nordion Holdings, LLC, 5.48%, (1-Month USD LIBOR + 3.00%), 05/15/22 (1)	130,891	130,187
Surgery Partners, LLC, 5.74%, (1-Month USD LIBOR + 3.25%), 09/02/24 (1)	226,550	224,262

Security Description	Principal	Value
TERM LOANS (continued)
Health Care (continued)
Vizient, Inc., 04/16/26 (2)	$35,000	$35,241
Total Health Care		788,199
Housing – 1.4%
CPG International LLC (fka CPG International, Inc.), 6.63%, (3-Month USD LIBOR + 3.75%), 05/03/24 (1)	192,503	192,343
Quikrete Holdings, Inc., 5.23%, (1-Month USD LIBOR + 2.75%), 11/15/23 (1)	212,424	211,780
Siteone Landscape Supply, LLC (fka John Deere Landscapes LLC), 5.24%, (1-Month USD LIBOR + 2.75%), 10/29/24(1)	266,375	265,654
Total Housing		669,777
Information Technology – 2.9%
Applied Systems, Inc., 5.48%, (1-Month USD LIBOR + 3.00%), 09/19/24 (1)	255,593	255,719
Applied Systems, Inc., 9.48%, (1-Month USD LIBOR + 7.00%), 09/19/25 (1)	60,000	61,230
Kronos, Inc., 5.74%, (3-Month USD LIBOR + 3.00%), 11/01/23 (Oman) (1)	452,880	454,116
Ultimate Software Group, Inc. (The), 04/08/26 (2)	125,000	126,047
Vertafore, Inc., 5.73%, (1-Month USD LIBOR + 3.25%), 07/02/25 (1)	503,738	500,534
Total Information Technology		1,397,646
Manufacturing – 1.1%
CPI Acquisition, Inc., 7.35%, (3-Month USD LIBOR + 4.50%), 08/17/22 (1)	420,638	314,427
Gardner Denver, Inc., 5.23%, (1-Month USD LIBOR + 2.75%), 07/30/24 (1)	216,767	217,548
Total Manufacturing		531,975
Media/Telecom - Cable/Wireless Video – 0.4%
Telenet Financing USD LLC, 4.72%, (1-Month USD LIBOR + 2.25%), 08/15/26(1)	170,000	169,745

Media/Telecom - Diversified Media – 0.2%
Meredith Corp., 5.23%, (1-Month USD LIBOR + 2.75%), 01/31/25 (1)	105,701	106,220

Retail – 1.0%
Neiman Marcus Group, Inc. (The), 5.72%, (1-Month USD LIBOR + 3.25%), 10/25/20 (1)	274,672	255,102
PetSmart, Inc., 6.73%, (1-Month USD LIBOR + 4.25%), 03/11/22 (1)	245,176	237,037
Total Retail		492,139
Service – 1.2%
PI UK Holdco II Limited, 5.98%, (1-Month USD LIBOR + 3.50%), 01/03/25 (1)	191,872	192,233
Spin Holdco, Inc., 5.85%, (3-Month USD LIBOR + 3.25%), 11/14/22 (1)	149,553	148,089

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2019 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Service (continued)

TKC Holdings, Inc., 6.24%, (1-Month USD LIBOR + 3.75%), 02/01/23 (1)	$248,014	$247,705
Total Service		588,027
Transportation - Automotive – 0.8%
Accuride Corp., 7.85%, (3-Month USD LIBOR + 5.25%), 11/17/23 (1)	196,536	173,934
Panther BF Aggregator 2 LP, 03/18/26 (2)	180,000	180,955
Total Transportation - Automotive		354,889
Utilities – 1.1%
Calpine Corp., 5.34%, (3-Month USD LIBOR + 2.75%), 04/05/26 (1)	165,000	165,733
Talen Energy Supply, LLC, 6.48%, (1-Month USD LIBOR + 4.00%), 04/15/24 (1)	338,919	339,873
Total Utilities		505,606
Total Term Loans
(Cost $8,719,375)		8,444,113
U.S. TREASURY NOTE – 2.1%
U.S. Treasury Bill 2.53%, 02/27/20(3)
(Cost $979,513)	1,000,000	980,601
CORPORATE BONDS – 2.0%
Communication Services – 0.2%
iHeartCommunications, Inc., 9.00%, 12/15/19(4)	150,000	111,750

Consumer Discretionary – 0.2%
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(5)	145,000	81,200

Energy – 0.1%
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(5)	70,000	54,425

Financials – 0.4%
Synchrony Financial, 4.38%, 03/19/24	170,000	173,850

Industrials – 0.6%
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(5)	155,000	159,534
Vertiv Intermediate Holding Corp., 12.00%, 02/15/22(5)(6)	130,000	123,987
Total Industrials		283,521
Information Technology – 0.4%
Dell International LLC / EMC Corp., 4.90%, 10/01/26(5)	90,000	92,280
Dell International LLC / EMC Corp., 5.30%, 10/01/29(5)	90,000	92,751
Total Information Technology		185,031
Real Estate – 0.1%
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(5)	65,000	59,150

Security Description	Principal	Value
CORPORATE BONDS (continued)

Total Corporate Bonds
(Cost $994,659)		$948,927

FOREIGN BONDS – 0.8%
Industrials – 0.8%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(5)	$191,000	190,110
Garda World Security Corp., 8.75%, 05/15/25 (Canada)(5)	190,000	180,063
Total Industrials		370,173
Total Foreign Bonds
(Cost $377,637)		370,173
	Shares
MONEY MARKET FUND - 2.6%
JP Morgan U.S. Government Money Market Institutional Shares, 2.29%(7) (Cost $1,247,200)	1,247,200	1,247,200
TOTAL INVESTMENTS - 25.3%
(Cost $12,318,384)		11,991,014
Other Assets in Excess of Liabilities - 74.7%		35,470,053
Net Assets - 100.0%		$47,461,067

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.
(2)	The loan will settle after April 30, 2019 at which the interest will be determined.
(3)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(4)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2019, the aggregate value of these securities was $1,033,500, or 2.2% of net assets.
(6)	Payment in-kind security. 100% of the income was received in cash.
(7)	The rate shown reflects the seven-day yield as of April 30, 2019.

Abbreviations:
LIBOR — London InterBank Offered Rate
USD — United States Dollar

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2019 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$8,444,113	$—	$8,444,113
U.S. Treasury Note	—	980,601	—	980,601
Corporate Bonds	—	948,927	—	948,927
Foreign Bonds	—	370,173	—	370,173
Money Market Fund	1,247,200	—	—	1,247,200
Total	$1,247,200	$10,743,814	$—	$11,991,014

Schedule of Investments - Virtus Seix Senior Loan ETF

April 30, 2019 (unaudited)

Security Description	Principal	Value
TERM LOANS – 88.2%
Aerospace – 5.9%
American Airlines, Inc., 06/27/25(1)	$150,000	$148,229
WP CPP Holdings LLC, 05/03/25(1)	150,000	150,000
Total Aerospace		298,229
Chemicals – 4.0%
Starfruit Finco BV, 09/20/25(1)	200,000	199,719
Consumer Discretionary – 5.0%
Adient US LLC, 04/25/24(1)	250,000	250,430
Energy – 3.0%
McDermott Technology Americas, Inc., 05/12/25 (Panama)(1)	150,000	148,766
Financials – 7.1%
Aretec Group, Inc., 10/01/25(1)	150,000	149,016
Asurion, LLC (fka Asurion Corp.), 08/04/25(1)	200,000	204,479
Total Financials		353,495
Food/Tobacco – 5.0%
JBS USA LUX SA, 04/25/26 (Luxembourg)(1)	250,000	250,808
Gaming/Leisure – 12.8%
Playa Resorts Holding B.V., 04/29/24(1)	194,248	191,780
UFC HOLDINGS LLC, 04/30/26(1)	250,000	251,229
Wynn Resort Ltd., 10/30/24(1)	200,000	198,750
Total Gaming/Leisure		641,759
Housing – 10.9%
American Builders & Contractors Supply Co., Inc., 10/31/23 (Mexico)(1)	100,000	99,354
Capital Automotive L.P., 03/25/24 (Chile)(1)	150,000	149,875
Capital Automotive L.P., 03/24/25 (Chile)(1)	100,000	100,750
GGP, Inc., 05/07/25(1)	200,000	196,188
Total Housing		546,167
Industrials – 3.0%
Beacon Roofing Supply, Inc., 01/02/25(1)	150,000	149,263
Information Technology – 4.9%
ConvergeOne Holdings Corporation, 01/04/26(1)	150,000	147,470
Internap Corporation, 04/06/22(1)	100,000	97,166
Total Information Technology		244,636
Media/Telecom - Broadcasting – 2.0%
Gray Television, Inc., 01/02/26(1)	100,000	100,325
Media/Telecom - Cable/Wireless Video – 8.6%
Radiate Holdco, LLC (aka RCN Grande), 02/01/24(1)	282,022	281,594
Unitymedia Finance LLC, 06/01/23(1)	150,000	149,854
Total Media/Telecom - Cable/Wireless Video		431,448
Media/Telecom - Diversified Media – 3.0%
Nielsen Finance LLC (VNU), 10/04/23(1)	150,000	149,654

Security Description	Principal	Value
TERM LOANS (continued)
Media/Telecom - Telecommunications – 3.9%
Altice Financing S.A., 07/28/25 (Luxembourg)(1)	$200,000	$193,768
Service – 6.9%
Sedgwick Claims Management Services, Inc., 12/31/25(1)	150,000	149,850
Travelport Finance (Luxembourg) Sarl, 05/18/26(1)	200,000	195,875
Total Service		345,725
Utility – 2.2%
NRG Energy, Inc., 06/30/23(1)	110,259	110,351
Total Term Loans
(Cost $4,411,638)		4,414,543
TOTAL INVESTMENTS - 88.2%
(Cost $4,411,638)		4,414,543
Other Assets in Excess of Liabilities - 11.8%		588,226
Net Assets - 100.0%		$5,002,769

L;l

(1)	The loan will settle after April 30, 2019 at which the interest rate will be determined.

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2019 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$4,414,543	$—	$4,414,543
Total	$—	$4,414,543	$—	$4,414,543